Other Expenses (Summary of Detailed Information About Other Income and Expenses) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Other Operating Income Expense [abstract]
Other (expenses) income	$ 312	$ (2)
Net gain on disposal of investment in MOPCO (Note 15)		250
Cloud computing transition adjustment	36	0
Integration and restructuring costs	(43)	(60)
Foreign exchange loss, net of related derivatives	42	18
Earnings of equity-accounted investees	(89)	(73)
Bad debts expense	26	(6)
Other expenses	(209)	(183)
Covid 19 Related Expenses	45	48
Loss on Disposal of Business	$ 0	$ 6